Acquisitions (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Identifiable Assets Acquired:
Goodwill Initially Recorded	$ 2,423,783	$ 2,463,352
Business Acquisition
Consideration paid for acquisitions
Cash Paid (gross of cash acquired)	134,301	321,121	131,972
Fair Value of Previously Held Equity Interests	794		4,265
Fair value of Noncontrolling Interest			1,000
Total Consideration	135,095	321,121	137,237
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses, Deferred Income Taxes and Other	15,098	28,532	18,998
Property, Plant and Equipment	23,269	44,681	11,794
Customer Relationship Intangible Assets	60,172	173,733	59,479
Other Assets	3,342	68	4,620
Liabilities Assumed and Deferred Income Taxes	(50,903)	(67,645)	(15,947)
Total Fair Value of Identifiable Net Assets Acquired	50,978	179,369	78,944
Goodwill Initially Recorded	84,117	141,752	58,293
Net cash acquired	4,704
Contingent and other payments related to acquisitions made in previous years	$ (1,504)	$ (76)